Stock Option and Incentive Plan - Summary of Option Activity (Detail) shares in Thousands	12 Months Ended
Sep. 30, 2015 $ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Share Options, Outstanding, Beginning Balance | shares	9,563
Number of Share Options, Granted | shares	2,418
Number of Share Options, Exercised | shares	(2,540)
Number of Share Options, Forfeited | shares	(569)
Number of Share Options, Outstanding, Ending Balance | shares	8,872
Number of Share Options, Exercisable | shares	3,230
Weighted Average Exercise Price, Outstanding, Beginning Balance | $ / shares	$ 33.72
Weighted Average Exercise Price, Granted | $ / shares	49.49
Weighted Average Exercise Price, Exercised | $ / shares	30.94
Weighted Average Exercise Price, Forfeited | $ / shares	37.40
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares	38.58
Weighted Average Exercise Price, Exercisable | $ / shares	$ 31.99